As filed with the Securities and Exchange Commission on November 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022
(Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, New York 10022
(Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
September 30, 2013 (Unaudited)
	Shares	Market Value
Common Stocks (90.0%)
Aerospace & Defense (1.4%)
Honeywell International, Inc.	15,000	$1,245,600
Sypris Solutions, Inc.	225,000	702,000
		1,947,600
Biotechnology (6.4%)
Gilead Sciences, Inc. *	140,000	8,797,600
Capital Markets (3.8%)
Financial Engines, Inc.	70,000	4,160,800
Oaktree Capital Group LLC	20,000	1,047,000
		5,207,800
Commercial Services & Supplies (0.2%)
Clean Harbors, Inc. *	5,000	293,300
Communications Equipment (11.1%)
Anaren, Inc. *	96,945	2,472,097
Emulex Corp. *	656,750	5,096,380
KVH Industries, Inc. *	75,325	1,039,485
QUALCOMM, Inc.	5,000	336,800
ViaSat, Inc. * †	99,000	6,311,250
		15,256,012
Computers & Peripherals (4.5%)
Electronics for Imaging, Inc. *	80,000	2,534,400
Super Micro Computer, Inc. *	265,000	3,588,100
Violin Memory, Inc. *	851	6,255
		6,128,755
Electrical Equipment (1.6%)
II-VI, Inc. *	117,500	2,211,350
Electronic Equipment, Instruments & Components (7.3%)
Corning, Inc.	35,000	510,650
Electro Scientific Industries, Inc.	275,000	3,220,250
Jabil Circuit, Inc. †	175,000	3,794,000
Newport Corp. *	95,000	1,484,850
Vishay Intertechnology, Inc. *	75,000	966,750
		9,976,500
Energy Equipment & Services (1.5%)
Halliburton Co.	5,000	240,750
National Oilwell Varco, Inc.	10,000	781,100
Schlumberger Ltd.	12,500	1,104,500
		2,126,350
Health Care Equipment & Supplies (6.9%)
Becton Dickinson and Co.	45,000	4,500,900
CONMED Corp.	50,000	1,699,500
Covidien PLC	27,500	1,675,850
Natus Medical, Inc. *	10,000	141,800
Varian Medical Systems, Inc. *	20,000	1,494,600
		9,512,650
Health Care Providers & Services (8.4%)
Express Scripts Holding Co. * †	187,500	11,583,750

Internet Software & Services (3.6%)
Akamai Technologies, Inc. *	60,000	3,102,000
Brightcove, Inc. *	75,000	843,750
QuinStreet, Inc. *	92,500	874,125
YuMe, Inc. *	8,335	88,351
		4,908,226
Leisure Equipment & Products (0.3%)
Black Diamond, Inc. *	35,000	425,600
Life Sciences Tools & Services (7.7%)
Quintiles Transnational Holdings, Inc. *	1,108	49,727
Thermo Fisher Scientific, Inc. †	114,000	10,505,100
		10,554,827
Media (2.0%)
Comcast Corp.	60,000	2,709,000
Metals & Mining (0.2%)
Walter Energy, Inc.	22,000	308,660
Oil, Gas & Consumable Fuels (3.3%)
Hess Corp. †	55,000	4,253,700
WPX Energy, Inc. *	15,000	288,900
		4,542,600
Professional Services (0.9%)
WageWorks, Inc. *	24,500	1,236,025
Semiconductors & Semiconductor Equipment (12.1%)
Broadcom Corp.	5,000	130,050
Brooks Automation, Inc.	175,000	1,629,250
Entegris, Inc. *	210,000	2,131,500
Entropic Communications, Inc. *	500,000	2,190,000
FormFactor, Inc. *	537,500	3,687,250
MKS Instruments, Inc.	67,500	1,794,825
Nova Measuring Instruments Ltd. *	130,000	1,153,100
PDF Solutions, Inc. *	180,000	3,825,000
Ultra Clean Holdings *	19,500	134,745
		16,675,720
Specialty Retail (6.8%)
CarMax, Inc. * †	155,000	7,512,850
Dick's Sporting Goods, Inc. †	30,000	1,601,400
Tiffany & Co.	2,500	191,550
		9,305,800
Total Common Stocks
(Cost $63,756,600)		123,708,125

Short-Term Investment (10.1%)
Money Market Fund (10.1%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $13,885,332)	13,885,332	13,885,332

Total Investments (100.1%)
(Cost $77,641,932)		137,593,457
Total Securities Sold Short (-4.8%)		(6,579,515)
(Proceeds $4,974,174)
Other Assets in Excess of Liabilities (4.7%)		6,416,590

Net Assets (100.0%)		$137,430,532

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2013.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $6,677,800.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
September 30, 2013 (Unaudited)
	Shares	Market Value
Securities Sold Short (-3.3%)
Airlines (-0.2%)
Allegiant Travel Co.	2,500	$263,400
Communications Equipment (-0.7%)
Ubiquiti Networks, Inc.	29,000	974,110
Health Care Technology (-0.2%)
Medidata Solutions, Inc. *	2,500	247,325
Semiconductors & Semiconductor Equipment (-0.6%)
Advanced Energy Industries, Inc. *	18,000	315,360
EZchip Semiconductor Ltd. *	22,500	554,400
		869,760
Software (-1.6%)
ANSYS, Inc. *	25,000	2,163,000
Total Securities Sold Short
(Proceeds $3,341,706)		4,517,595

Exchange Traded Funds Sold Short (-1.5%)
iShares Russell 2000 ETF	5,500	586,410
iShares Russell 2000 Growth ETF	5,500	692,120
iShares Russell 2000 Value ETF	5,500	504,020
Market Vectors Semiconductor ETF	7,000	279,370
Total Exchange Traded Funds Sold Short
(Proceeds $1,632,468)		2,061,920

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $4,974,174)		6,579,515

Total Securities & Exchange Traded Funds Sold Short (-4.8%)		(6,579,515)
Total Investments (Cost $77,641,932) (100.1%)		137,593,457
Other Assets in Excess of Liabilities (4.7%)		6,416,590
Net Assets (100.0%)		$137,430,532

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2013 (Unaudited)
	Shares	Market Value
Common Stocks (95.6%)
Aerospace & Defense (1.7%)
Precision Castparts Corp. †	5,000	$1,136,200
Biotechnology (6.9%)
Gilead Sciences, Inc. * †	75,000	4,713,000
Capital Markets (3.0%)
Financial Engines, Inc.	35,000	2,080,400
Chemicals (0.4%)
AZ Electronic Materials SA	60,000	286,547
Commercial Services & Supplies (0.7%)
Clean Harbors, Inc. *	5,000	293,300
Costa, Inc. *	10,000	190,200
		483,500
Communications Equipment (7.6%)
Anaren, Inc. *	43,890	1,119,195
Emulex Corp. *	236,150	1,832,524
KVH Industries, Inc. *	55,350	763,830
ViaSat, Inc. * †	23,000	1,466,250
		5,181,799
Computers & Peripherals (8.9%)
Apple, Inc. †	5,450	2,598,288
Electronics For Imaging, Inc. *	60,000	1,900,800
Super Micro Computer, Inc. *	117,500	1,590,950
Violin Memory, Inc. *	424	3,117
		6,093,155
Electrical Equipment (0.5%)
II-VI, Inc. *	18,500	348,170
Electronic Equipment, Instruments & Components (9.1%)
Electro Scientific Industries, Inc.	60,000	702,600
FEI Co.	15,000	1,317,000
IPG Photonics Corp.	5,000	281,550
Jabil Circuit, Inc. †	136,250	2,953,900
Multi-Fineline Electronix, Inc. *	52,500	851,550
TTM Technologies, Inc. *	10,000	97,500
		6,204,100
Health Care Equipment & Supplies (1.8%)
Becton Dickinson and Co.	6,000	600,120
LeMaitre Vascular, Inc.	57,800	387,260
Solta Medical, Inc. *	100,000	208,000
		1,195,380
Health Care Providers & Services (1.6%)
Express Scripts Holding Co. * †	18,000	1,112,040
Health Care Technology (0.5%)
Omnicell, Inc. *	13,000	307,840
Hotels, Restaurants & Leisure (0.5%)
Panera Bread Co. *	2,250	356,692
Household Products (0.7%)
Oil-Dri Corp. of America	15,000	506,100

Internet & Catalog Retail (0.0%)
RetailMeNot, Inc. *	678	24,116
Internet Software & Services (17.2%)
Akamai Technologies, Inc. * †	128,500	6,643,450
Brightcove, Inc. *	80,000	900,000
Carbonite, Inc. *	20,000	300,000
ChannelAdvisor Corp. *	3,383	123,919
Constant Contact, Inc. *	45,000	1,066,050
Equinix, Inc. *	3,750	688,688
Reis, Inc. *	89,500	1,447,215
YuMe, Inc. *	55,000	583,000
		11,752,322
Leisure Equipment & Products (0.4%)
Black Diamond, Inc. *	20,000	243,200
Life Sciences Tools & Services (0.0%)
Quintiles Transnational Holdings, Inc. *	536	24,056
Machinery (0.7%)
Edwards Group Ltd. - ADR *	50,000	492,500
Media (0.6%)
World Wrestling Entertainment, Inc.	40,000	406,800
Oil, Gas & Consumable Fuels (1.0%)
Hess Corp.	8,500	657,390
Professional Services (2.4%)
WageWorks, Inc. *	33,000	1,664,850
Semiconductors & Semiconductor Equipment (25.2%)
ATMI, Inc. *	35,000	928,200
Ceva, Inc. *	50,000	862,500
Entegris, Inc. *	200,000	2,030,000
Entropic Communications, Inc. *	204,600	896,148
FormFactor, Inc. *	422,500	2,898,350
LTX-Credence Corp. *	25,000	164,500
MKS Instruments, Inc.	29,100	773,769
Nanometrics, Inc. *	4,100	66,092
Nova Measuring Instruments Ltd. *	100,000	887,000
PDF Solutions, Inc. *	330,000	7,012,500
Photronics, Inc. *	61,000	477,630
Tessera Technologies, Inc.	10,000	193,500
		17,190,189
Software (1.4%)
Bottomline Technologies, Inc. *	30,000	836,400
Exa Corp. *	7,500	116,175
		952,575
Specialty Retail (2.8%)
CarMax, Inc. * †	22,500	1,090,575
Dick's Sporting Goods, Inc. †	15,000	800,700
		1,891,275
Total Common Stocks
(Cost $36,157,468)		65,304,196

Short-Term Investment (3.8%)
Money Market Fund (3.8%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $2,590,949)	2,590,949	2,590,949

Total Investments (99.4%)
(Cost $38,748,417)		67,895,145
Total Securities Sold Short (-7.3%)		(5,011,916)
(Proceeds $4,125,095)
Other Assets in Excess of Liabilities (7.9%)		5,416,627
Net Assets (100.0%)		$68,299,856

* Non-income producing security.
(a) Rate shown is the seven day yield as of September 30, 2013.
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $4,955,080.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
September 30, 2013 (Unaudited)
	Shares	Market Value
Securities Sold Short (-6.9%)
Airlines (-0.4%)
Allegiant Travel Co.	2,500	$263,400
Communications Equipment (-2.0%)
Ubiquiti Networks, Inc.	40,500	1,360,395
Electronic Equipment, Instruments & Components (-0.1%)
Maxwell Technologies, Inc. *	8,000	72,640
Health Care Technology (-0.4%)
Medidata Solutions, Inc. *	2,500	247,325
IT Services (0.0%)
ServiceSource International, Inc. *	2,500	30,200
Semiconductors & Semiconductor Equipment (-0.8%)
Advanced Energy Industries, Inc. *	10,000	175,200
EZchip Semiconductor Ltd. *	7,500	184,800
QuickLogic Corp. *	72,500	190,675
		550,675
Software (-2.0%)
ANSYS, Inc. *	12,800	1,107,456
TIBCO Software, Inc. *	10,000	255,900
		1,363,356
Thrifts & Mortgage Finance (-1.2%)
Federal Home Loan Mortgage Corp. *	660,000	831,600
Total Securities Sold Short
(Proceeds $3,893,151)		4,719,591

Exchange Traded Funds Sold Short (-0.4%)
iShares Russell 2000 ETF	1,000	106,620
iShares Russell 2000 Growth ETF	1,000	125,840
Market Vectors Semiconductor ETF	1,500	59,865
Total Exchange Traded Funds Sold Short
(Proceeds $231,944)		292,325

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $4,125,095)		5,011,916

Total Securities & Exchange Traded Funds Sold Short (-7.3%)		(5,011,916)
Total Investments (Cost $38,748,417) (99.4%)		67,895,145
Other Assets in Excess of Liabilities (7.9%)		5,416,627
Net Assets (100.0%)		$68,299,856

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2013 (Unaudited)
	Shares	Market Value
Common Stocks (97.0%)
Commercial Services & Supplies (0.6%)
Clean Harbors, Inc. *	5,000	$293,300
Communications Equipment (17.6%)
Anaren, Inc. * †	136,665	3,484,957
Emulex Corp. * †	550,000	4,268,000
KVH Industries, Inc. *	35,325	487,485
		8,240,442
Computers & Peripherals (5.8%)
Super Micro Computer, Inc. * †	200,000	2,708,000
Violin Memory, Inc. *	291	2,139
		2,710,139
Electrical Equipment (3.4%)
II-VI, Inc. * †	85,000	1,599,700
Electronic Equipment, Instruments & Components (10.0%)
Electro Scientific Industries, Inc. †	240,000	2,810,400
TTM Technologies, Inc. * †	189,554	1,848,152
		4,658,552
Energy Equipment & Services (9.3%)
C&J Energy Services, Inc. *	60,000	1,204,800
Halliburton Co.	7,500	361,125
National Oilwell Varco, Inc. †	10,000	781,100
Superior Energy Services, Inc. *	80,000	2,003,200
		4,350,225
Health Care Equipment & Supplies (5.3%)
MAKO Surgical Corp. *	25,000	737,750
Natus Medical, Inc. *	20,000	283,600
NxStage Medical, Inc. *	70,000	921,200
Solta Medical, Inc. *	250,000	520,000
		2,462,550
Health Care Providers & Services (3.6%)
Express Scripts Holding Co. * †	27,500	1,698,950
Internet Software & Services (6.7%)
Brightcove, Inc. *	100,000	1,125,000
QuinStreet, Inc. * †	167,500	1,582,875
Reis, Inc. *	25,000	404,250
		3,112,125
Leisure Equipment & Products (0.3%)
Black Diamond, Inc. *	10,000	121,600
Metals & Mining (1.2%)
Walter Energy, Inc. †	40,000	561,200
Oil, Gas & Consumable Fuels (6.0%)
Denbury Resources, Inc. *	10,000	184,100
Hess Corp. †	25,000	1,933,500
WPX Energy, Inc. *	35,000	674,100
		2,791,700
Professional Services (0.9%)
WageWorks, Inc. *	8,000	403,600

Semiconductors & Semiconductor Equipment (23.3%)
Entropic Communications, Inc. * †	400,000	1,752,000
FormFactor, Inc. *	450,000	3,087,000
MaxLinear, Inc. *	80,000	663,200
MKS Instruments, Inc.	30,000	797,700
NeoPhotonics Corp. *	80,000	591,200
Photronics, Inc. * †	115,000	900,450
Rudolph Technologies, Inc. *	50,000	570,000
Ultra Clean Holdings, Inc. *	249,500	1,724,045
Volterra Semiconductor Corp. *	35,000	805,000
		10,890,595
Specialty Retail (2.2%)
Aeropostale, Inc. *	50,000	470,000
Francesca's Holdings Corp. *	30,000	559,200
		1,029,200
Thrifts & Mortgage Finance (0.8%)
Tree.com, Inc.	15,000	393,900
Total Common Stocks
(Cost $40,607,941)		45,317,778

Short-Term Investment (5.2%)
Money Market Fund (5.2%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $2,450,801)	2,450,801	2,450,801

Total Investments (102.2%)
(Cost $43,058,742)		47,768,579
Total Securities Sold Short (-6.4%)		(3,016,313)
(Proceeds $2,486,871)
Other Assets in Excess of Liabilities (4.2%)		1,972,665
Net Assets (100.0%)		$46,724,931

* Non-income producing security.
(a) Rate shown is the seven day yield as of September 30, 2013.
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $6,980,625.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
September 30, 2013 (Unaudited)
	Shares	Market Value
Securities Sold Short (-0.9%)
Software (-0.9%)
ANSYS, Inc. *	5,000	$432,600
Total Securities Sold Short
(Proceeds $400,043)		432,600

Exchange Traded Funds Sold Short (-5.5%)
iShares Russell 2000 ETF	7,000	746,340
iShares Russell 2000 Growth ETF	6,000	755,040
iShares Russell 2000 Value ETF	8,000	733,120
Market Vectors Semiconductor ETF	8,750	349,213
Total Exchange Traded Funds Sold Short
(Proceeds $2,086,828)		2,583,713

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $2,486,871)		3,016,313

Total Securities & Exchange Traded Funds Sold Short (-6.4%)		(3,016,313)
Total Investments (Cost $43,058,742)(102.2%)		47,768,579
Other Assets in Excess of Liabilities (4.2%)		1,972,665
Net Assets (100.0%)		$46,724,931

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (‘‘NGF’’), Needham Aggressive Growth Fund (‘‘NAGF’’) and Needham Small Cap Growth Fund (‘‘NSCGF’’) (each, a ‘‘Portfolio’’ and collectively, the ‘‘Portfolios’’), are portfolios of The Needham Funds, Inc. (the ‘‘Company’’), which is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a diversified, open-end management investment company.  The Company was organized as a Maryland corporation on October 12, 1995.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP’’).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business.  Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices.  Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded.  If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded.  Non-exchange traded options will also be valued at the mean between the last bid and asked quotations.  For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below.  All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange close, are valued at their fair value as determined in good faith by the Board of Directors (the ‘‘Board’’) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the ‘‘Committee’’) designated by the Board.  When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee.  Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.  The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depository Receipts (‘‘ADRs’’), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price.  If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of September 30, 2013.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share.  However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period.  The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date.  Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions.  The portion of realized gains arising from changes in the exchange rates are included with the net realized and unrealized gain or loss on investments.  Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts.  Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement.  These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities.  Risks also arise from the possible inability of counterparties to meet the terms of their contracts.  The Portfolios did not enter into forward currency contracts during the nine months ended September 30, 2013.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates and those differences could be material.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios.  Distributable net realized gains, if any, are declared and distributed at least annually.

Redemption Fees: The Portfolios reserve the right to assess a redemption fee for shares redeemed within 60 days of purchase.  The shareholder will be charged a fee equal to 2.00% of the value of the shares redeemed.  The redemption fee is intended to offset excess brokerage commissions and other costs associated with fluctuations in asset levels and cash flows caused by frequent trading by shareholders.  The applicability of the redemption fee will be calculated using a first-in first-out method, which means the oldest shares will be redeemed first, followed by the redemption of more recently acquired shares.  For the nine months ended September 30, 2013, NGF, NAGF and NSCGF had contributions to capital due to redemption fees in the amounts of $8,125, $13,673 and $3,587, respectively.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.  Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of September 30, 2013, the Portfolios did not have any tax positions that did not meet the ‘‘more-likely-than-not’’ threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3 — significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price.  If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated.  These valuations are categorized as Level 2 in the fair value hierarchy.  As of September 30, 2013, the Portfolios did not hold any level 2 securities.

The following is a summary categorization, as of September 30, 2013, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices(1)(3)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$123,708,125	$65,304,196	$45,317,778
Short-Term
Investments	13,885,332	2,590,949	2,450,801
Liabilities
Securities Sold Short(2)	(6,579,515)	(5,011,916)	(3,016,313)
Total	$131,013,942	$62,883,229	$44,752,266
(1) As of September 30, 2013, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments to view segregation by industry.
(3) There were no transfers into or out of Level 1 or Level 2 during the period.

3.	Derivative Instruments and Hedging Activities

The ‘‘Derivatives and Hedging’’ Topic of the Codification (ASC 815, formerly SFAS 133 and SFAS 161) requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolios’ financial position, performance and cash flows.  The Portfolios did not use derivatives during the nine months ended September 30, 2013.

4.	Short Sale Transactions

During the nine months ended September 30, 2013, each Portfolio sold securities short.  Upon selling a security short, the Portfolios record an asset for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value.  Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding.  At September 30, 2013, the market value of securities separately segregated to cover short positions was $6,677,800, $4,955,080, and $6,980,625 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $6,877,363, $5,595,926, and $3,116,896 pledged as collateral with a broker in connection with open short positions for NGF, NAGF and NSCGF, respectively.  Securities sold short at September 30, 2013 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for each Portfolio.

5.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may trade various financial instruments with off-balance sheet risk.  These financial instruments include securities sold short, written options, futures, and forward currency contracts.  Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.  Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios).  As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

6.	Indemnification

Under the Company’s organizational documents, its Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Company.  In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications.  The Company’s maximum exposure under these arrangements is unknown.  However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.	Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders.  Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes.  Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements.  These book/tax differences may be temporary or permanent in nature.  Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities.  Permanent differences are generally due to differing treatment of net investment losses.  To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise.  These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of September 30, 2013, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*

		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$77,777,605	$63,208,553	$(3,392,701)	$59,815,852
NAGF	38,890,817	29,778,592	(774,264)	29,004,328
NSCGF	43,218,174	7,213,612	(2,663,207)	4,550,405

*Tax adjustments are calculated annually and therefore, the table above does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Company’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By  /s/ George A. Needham
       George A. Needham, President (Chief Executive Officer)

Date  November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ George A. Needham
       George A. Needham, President (Chief Executive Officer)

Date  November 22, 2013

By  /s/ James W. Giangrasso
      James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date  November 22, 2013